Postretirement Medical Benefits (Tables)	9 Months Ended	12 Months Ended
	Nov. 03, 2018	Feb. 03, 2018
Retirement Benefits [Abstract]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan

The change in obligation and funded status of the plan at January 28, 2017 and February 3, 2018 was as follows (in thousands):

	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Change in Obligation
Projected benefit obligation at beginning of period	$6,182	$5,927
Company service cost	204	182
Interest cost	142	147
Plan participants’ contributions	302	316
Net actuarial gain/(loss)	590	(392)
Benefit payments made directly by the Company	(1,493)	(820)

Projected benefit obligation at end of period	$5,927	$5,360

Change in Plan Assets
Fair value of plan assets at beginning of period	$—	$—
Company contributions	1,191	504
Plan participants’ contributions	302	316
Benefit payments made directly by the Company	(1,493)	(820)
Fair value of plan assets at end of period	—	—

Funded status at end of year	$(5,927)	$(5,360)

Summary of Net Periodic Benefit Cost Recognized

Net periodic benefit cost recognized for the thirteen weeks and thirty-nine weeks ended November 3, 2018 and October 28, 2017 consists of the following (in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	November 3, 2018	October 28, 2017	November 3, 2018	October 28, 2017
Company service cost	$36	$46	$108	$137
Interest cost	38	37	113	111
Net prior service credit amortization	(174)	(174)	(521)	(521)
Amortization of unrecognized gain	(79)	(63)	(237)	(188)

Net periodic postretirement benefit cost	$(179)	$(154)	$(537)	$(461)

Net periodic postretirement benefit cost for the last three fiscal years consists of the following (in thousands):

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Company service cost	$491	$204	$182
Interest cost	198	142	147

	689	346	329
Net prior service credit amortization	(229)	(693)	(693)
Amortization of unrecognized gain	(490)	(510)	(250)

Net periodic postretirement benefit cost	$(30)	$(857)	$(614)

Discount rate used to determine cost	2.76%	2.45%	2.63%
Health care cost trend rates	7.00%	7.00%	7.00%

Changes in Accumulated Other Comprehensive Income

The change in accumulated other comprehensive income (“AOCI”), gross of tax, consists of the following (in thousands):

	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
AOCI at the beginning of period	$(5,675)	$(3,882)
Net prior service credit amortization	693	693
Amortization of net actuarial gain	510	250
Net actuarial (gain) loss for the period	590	(392)

AOCI at the end of the period	$(3,882)	$(3,331)

Pension and Postretirement Benefit Obligations Weighted Average Assumptions Table

The following weighted-average assumptions were used to determine the postretirement benefit obligations:

	January 28, 2017	February 3, 2018
Discount rate	2.63%	3.00%
Health care cost trend rate assumed for next year	7.00%	6.50%
Ultimate trend rate	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2024

Schedule of Assumed Health Care Cost Trend Rates

A one-percentage point change in assumed health care cost trend rates would have the following effects as of February 3, 2018:

Effect of 1% Increase in Medical Trend Rates (in Thousands)
Postretirement benefit obligation increases by	$283
Total of service and interest cost increases by	20
Effect of 1% Decrease in Medical Trend Rates (in Thousands)
Postretirement benefit obligation decreases by	$268
Total of service and interest cost decreases by	19

Expected Future Post-Retirement Benefit Payments

The estimated future benefit payments for the postretirement health care plan at February 3, 2018 are (in thousands):

Fiscal Year	Future minimum payments
2018	$733
2019	800
2020	727
2021	712
2022	734
2023 to 2027	2,717